Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 24,934	$ 17,987
Accumulated depreciation		5,273	4,053
Depreciated cost		19,661	13,934
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		17,641	8,721
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		604	562
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,188	1,158
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		152	152
Cars [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		98	145
Capital work-in-progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]		1,998
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[2]	$ 5,251	$ 5,251

[1]	Property and equipment previously classified as construction-in-progress was placed into service during the year ended December 31, 2025, as it became ready for its intended use. Accordingly, the related balance was transferred to manufacturing equipment.
[2]	In October 2023, the Company entered into a development agreement with the Israel Land Authority (“ILA”), which converts into a lease agreement for an initial non-cancellable term of 49 years from the date of grant, subject to further potential renewal options (see also note 7).